Off Balance sheet commitments and lease contracts	12 Months Ended
Dec. 31, 2018
Off Balance sheet commitments and lease contracts
Off Balance sheet commitments and lease contracts

13) Off balance sheet commitments and lease contracts

13.1) Off balance sheet commitments and contingencies

	Maturity and installments
As of December 31, 2018		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	37,784	—	19,072	18,712
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,027	5,027	—	—
Finance lease obligations (Note 13.2)	1,878	213	468	1,197
Asset retirement obligations (Note 12)	14,286	844	3,388	10,054
Contractual obligations recorded in the balance sheet	58,975	6,084	22,928	29,963
Operating lease obligations (Note 13.2)	9,130	1,644	3,691	3,795
Purchase obligations	121,119	9,708	30,652	80,759
Contractual obligations not recorded in the balance sheet	130,249	11,352	34,343	84,554
Total of contractual obligations	189,224	17,436	57,271	114,517

Guarantees given for excise taxes	2,043	1,904	12	127
Guarantees given against borrowings	18,680	169	68	18,443
Indemnities related to sales of businesses	334	165	10	159
Guarantees of current liabilities	222	83	74	65
Guarantees to customers / suppliers	8,463	1,222	847	6,394
Letters of credit	3,515	3,164	160	191
Other operating commitments	29,416	2,085	1,046	26,285
Total of other commitments given	62,673	8,792	2,217	51,664

Mortgages and liens received	84	23	33	28
Sales obligations	91,695	7,989	27,709	55,997
Other commitments received	21,565	15,527	1,328	4,710
Total of commitments received	113,344	23,539	29,070	60,735

Of which commitments given relating to joint ventures	42,768	162	4,425	38,181
Of which commitments given relating to associates	39,437	773	8,378	30,286

	Maturity and installments
As of December 31, 2017		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	39,544	—	19,540	20,004
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,646	4,646	—	—
Finance lease obligations (Note 13.2)	1,156	39	261	856
Asset retirement obligations (Note 12)	12,240	485	2,165	9,590
Contractual obligations recorded in the balance sheet	57,586	5,170	21,966	30,450
Operating lease obligations (Note 13.2)	6,441	1,401	2,886	2,154
Purchase obligations	86,366	8,605	23,917	53,844
Contractual obligations not recorded in the balance sheet	92,807	10,006	26,803	55,998
Total of contractual obligations	150,393	15,176	48,769	86,448

Guarantees given for excise taxes	2,073	1,938	29	106
Guarantees given against borrowings	16,080	411	10,607	5,062
Indemnities related to sales of businesses	341	120	61	160
Guarantees of current liabilities	321	91	109	121
Guarantees to customers / suppliers	4,180	1,100	268	2,812
Letters of credit	2,965	2,680	102	183
Other operating commitments	17,431	1,165	637	15,629
Total of other commitments given	43,391	7,505	11,813	24,073

Mortgages and liens received	89	23	26	40
Sales obligations	67,014	6,263	21,513	39,238
Other commitments received	7,398	3,549	1,111	2,738
Total of commitments received	74,501	9,835	22,650	42,016

Of which commitments given relating to joint ventures	36,847	160	12,225	24,462
Of which commitments given relating to associates	20,629	580	5,991	14,058

	Maturity and installments
As of December 31, 2016		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	41,848	—	18,449	23,399
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,614	4,614	—	—
Finance lease obligations (Note 13.2)	319	8	103	208
Asset retirement obligations (Note 12)	12,665	685	2,269	9,711
Contractual obligations recorded in the balance sheet	59,446	5,307	20,821	33,318
Operating lease obligations (Note 13.2)	6,478	1,582	2,953	1,943
Purchase obligations	105,208	10,898	20,570	73,740
Contractual obligations not recorded in the balance sheet	111,686	12,480	23,523	75,683
Total of contractual obligations	171,132	17,787	44,344	109,001

Guarantees given for excise taxes	1,887	1,740	58	89
Guarantees given against borrowings	14,666	215	664	13,787
Indemnities related to sales of businesses	375	158	59	158
Guarantees of current liabilities	391	89	99	203
Guarantees to customers / suppliers	3,997	1,038	225	2,734
Letters of credit	1,457	1,215	81	161
Other operating commitments	3,592	1,319	409	1,864
Total of other commitments given	26,365	5,774	1,595	18,996

Mortgages and liens received	77	20	19	38
Sales obligations	82,756	7,331	21,356	54,069
Other commitments received	6,799	3,133	1,124	2,542
Total of commitments received	89,632	10,484	22,499	56,649

Of which commitments given relating to joint ventures	48,257	61	3,211	44,985
Of which commitments given relating to associates	21,959	603	3,265	18,091

A.	Contractual obligations

Debt obligations

“Non-current debt obligations” are included in the items “Non-current financial debt” and “Non-current financial assets” of the Consolidated Balance Sheet. It includes the non-current portion of swaps hedging bonds, and excludes non-current finance lease obligations of $1,665 million.

The current portion of non-current debt is included in the items “Current borrowings”, “Current financial assets” and “Other current financial liabilities” of the Consolidated Balance Sheet. It includes the current portion of swaps hedging bonds, and excludes the current portion of finance lease obligations of $213 million.

The information regarding contractual obligations linked to indebtedness is presented in Note 15 to the Consolidated Financial Statements.

Lease contracts

The information regarding operating and finance leases is presented in Note 13.2 to the Consolidated Financial Statements.

Asset retirement obligations

This item represents the discounted present value of Exploration & Production asset retirement obligations, primarily asset removal costs at the completion date. The information regarding contractual obligations linked to asset retirement obligations is presented in Note 12 to the Consolidated Financial Statements.

Purchase obligations

Purchase obligations are obligations under contractual agreements to purchase goods or services, including capital projects. These obligations are enforceable and legally binding on the company and specify all significant terms, including the amount and the timing of the payments.

These obligations mainly include: unconditional hydrocarbon purchase contracts (except where an active, highly-liquid market exists and when the hydrocarbons are expected to be re-sold shortly after purchase), reservation of transport capacities in pipelines, unconditional exploration works and development works in the Exploration & Production segment, and contracts for capital investment projects in the Refining & Chemicals segment.

B.Other commitments given

Guarantees given for excise taxes

These consist of guarantees given by the Group to customs authorities in order to guarantee the payments of taxes and excise duties on the importation of oil and gas products, mostly in France.

Guarantees given against borrowings

The Group guarantees bank debt and finance lease obligations of certain non-consolidated subsidiaries and equity affiliates. Maturity dates vary, and guarantees will terminate on payment and/or cancellation of the obligation. A payment would be triggered by failure of the guaranteed party to fulfill its obligation covered by the guarantee, and no assets are held as collateral for these guarantees. As of December 31, 2018, the maturities of these guarantees are up to 2043.

As of December 31, 2018, the guarantees provided by TOTAL S.A. in connection with the financing of the Ichthys LNG project amounted to $9,425 million. As of December 31, 2017, the guarantees amounted to $8,500 million.

Guarantees given against borrowings also include the guarantee given in 2018 by TOTAL S.A. in connection with the financing of the Yamal LNG project for an amount of $3,875 million by TOTAL S.A. As of December 31, 2017, the guarantees amounted to $4,038 million.

As of December 31, 2018, TOTAL S.A. has confirmed guarantees for TOTAL Refining SAUDI ARABIA SAS shareholders' advances for an amount of $1,462 million as in 2017.

As of December 31, 2018, the guarantee given in 2008 by TOTAL S.A. in connection with the financing of the Yemen LNG project amounts to $551 million as in 2017.

As of December 31, 2018, guarantees provided by TOTAL S.A. in connection with the financing of the Bayport Polymers LLC project, amounted to $1,820 million.

Indemnities related to sales of businesses

In the ordinary course of business, the Group executes contracts involving standard indemnities for the oil industry and indemnities specific to transactions such as sales of businesses. These indemnities might include claims against any of the following: environmental, tax and shareholder matters, intellectual property rights, governmental regulations and employment-related matters, dealer, supplier, and other commercial contractual relationships. Performance under these indemnities would generally be triggered by a breach of terms of the contract or by a third party claim. The Group regularly evaluates the probability of having to incur costs associated with these indemnities.

Other guarantees given

Non-consolidated subsidiaries

The Group also guarantees the current liabilities of certain non-consolidated subsidiaries. Performance under these guarantees would be triggered by a financial default of the entity.

Operating agreements

As part of normal ongoing business operations and consistent with generally accepted and recognized industry practices, the Group enters into numerous agreements with other parties. These commitments are often entered into for commercial purposes, for regulatory purposes or for other operating agreements.

C.Commitments received

Sales obligations

These amounts represent binding obligations under contractual agreements to sell goods, including in particular unconditional hydrocarbon sales contracts (except where an active, highly-liquid market exists and when the volumes are expected to be re-sold shortly after purchase).

13.2) Lease contracts

Accounting principles

A finance lease transfers substantially all the risks and rewards incidental to ownership from the lessor to the lessee. These contracts are capitalized as assets at fair value or, if lower, at the present value of the minimum lease payments according to the contract. A corresponding financial debt is recognized as a financial liability. These assets are depreciated over the corresponding useful life used by the Group.

Leases that are not finance leases as defined above are recorded as operating leases.

Certain arrangements do not take the legal form of a lease but convey the right to use an asset or a group of assets in return for fixed payments. Such arrangements are accounted for as leases and are analyzed to determine whether they should be classified as operating leases or as finance leases.

The Group leases real estate, retail stations, ships, and other equipment (see Note 7 to the Consolidated Financial Statements).

The future minimum lease payments on operating and finance leases to which the Group is committed are as follows:

For the year ended December 31, 2018
(M$)	Operating leases	Finance leases
2019	1,644	263
2020	1,282	183
2021	967	182
2022	772	179
2023	669	179
2024 and beyond	3,796	1,826
Total minimum payments	9,130	2,812
Less financial expenses		(934)
Nominal value of contracts		1,878
Less current portion of finance lease contracts		(213)
Non-current finance lease liabilities		1,665

For the year ended December 31, 2017
(M$)	Operating leases	Finance leases
2018	1,401	76
2019	988	67
2020	814	67
2021	623	65
2022	462	65
2023 and beyond	2,153	864
Total minimum payments	6,441	1,204
Less financial expenses		(48)
Nominal value of contracts		1,156
Less current portion of finance lease contracts		(39)
Non-current finance lease liabilities		1,117

For the year ended December 31, 2016
(M$)	Operating leases	Finance leases
2017	1,582	24
2018	1,054	26
2019	777	44
2020	687	27
2021	435	25
2022 and beyond	1,943	247
Total minimum payments	6,478	393
Less financial expenses		(74)
Nominal value of contracts		319
Less current portion of finance lease contracts		(8)
Non-current finance lease liabilities		311

Net rental expense incurred under operating leases for the year ended December 31, 2018 is $1,304 million (against $1,467 million in 2017 and $1,629 million in 2016).